Simplify Opportunistic Income ETF
Schedule of Investments
September 30, 2024 (Unaudited)

.
Principal Value
Corporate Bonds – 31.0%
Basic Materials – 0.7%
Domtar Corp., 6.75%, 10/1/2028, 144A(a) ...................................... $ 600,000 $ 549,275
Communications – 3.6%
Frontier Communications Holdings LLC, 8.63%, 3/15/2031, 144A(a) ................. 200,000 215,789
GoTo Group, Inc., 5.50%, 5/1/2028, 144A(a) .................................... 223,300 68,683
GrubHub Holdings, Inc., 5.50%, 7/1/2027, 144A(a) ............................... 700,000 650,107
Lumen Technologies, Inc., 7.60%, 9/15/2039, Series P ............................ 2,175,000 1,492,375
Urban One, Inc., 7.38%, 2/1/2028, 144A(a) ..................................... 350,000 253,115
2,680,069
Consumer, Cyclical – 7.3%
Carvana Co., 5.63%, 10/1/2025, 144A(a) ....................................... 1,500,000 1,478,858
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 4/15/2029,
144A(a) ............................................................... 1,500,000 1,510,620
Kohl's Corp., 6.88%, 12/15/2037 ............................................. 500,000 400,645
Macy's Retail Holdings LLC, 6.38%, 3/15/2037 .................................. 750,000 668,641
QVC, Inc., 6.88%, 4/15/2029, 144A(a) ......................................... 600,000 499,317
Tenneco, Inc., 8.00%, 11/17/2028, 144A(a) ..................................... 1,000,000 929,347
5,487,428
Energy – 2.4%
Enterprise Products Operating LLC, 5.38%, (CME 3-Month SOFR + 2.83%), 2/15/2078(b) 550,000 526,757
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025 ................................. 488,000 488,197
Valaris Ltd., 8.38%, 4/30/2030, 144A(a) ........................................ 750,000 773,342
1,788,296
Financial – 15.8%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/2029, 144A(a) ............. 400,000 358,504
Assured Guaranty Municipal Holdings, Inc., 6.40%, (1-Month US LIBOR + 2.22%),
12/15/2066, 144A(a)(b) ................................................... 1,000,000 925,099
First Republic Bank, 4.63%, 2/13/2047 ........................................ 1,500,000 41,250
Flagstar Bancorp, Inc., 4.13%, (CME 3-Month SOFR + 3.91%), 11/1/2030(b) .......... 1,109,000 954,738
Global Atlantic Fin Co., 7.95%, (US 5 Year CMT T-Note + 3.61%), 10/15/2054, 144A(a)(b) 1,000,000 1,046,330
Lincoln National Corp., 7.72%, (CME 3-Month SOFR + 2.62%), 5/17/2066(b) .......... 1,000,000 794,684
New York Community Bancorp, Inc., 8.27%, (CME 3-Month SOFR + 3.04%), 11/6/2028(b) 1,500,000 1,379,093
Office Properties Income Trust, 4.50%, 2/1/2025 ................................. 1,000,000 873,858
Office Properties Income Trust, 9.00%, 3/31/2029, 144A(a) ........................ 850,000 836,251
PennyMac Corp., 8.50%, 6/1/2029, 144A(a) .................................... 1,000,000 1,004,000
Rithm Capital Corp., 6.25%, 10/15/2025, 144A(a) ................................ 173,000 173,062
Rithm Capital Corp., 8.00%, 4/1/2029, 144A(a) .................................. 1,000,000 1,010,650
Starwood Property Trust, Inc., 7.25%, 4/1/2029, 144A(a) .......................... 1,000,000 1,049,873
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/2028, 144A(a) 543,000 579,941
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/2029, 144A(a) 1,000,000 868,655
11,895,988
Utilities – 1.2%
NRG Energy, Inc., 10.25%, (US 5 Year CMT T-Note + 5.92%), 9/15/2173, 144A(a)(b) ... 767,000 864,507
Total Corporate Bonds (Cost $21,635,836) .......................................... 23,265,563
U.S. Treasury Bills – 19.7%
U.S. Treasury Bill, 5.23%, 10/29/2024 (c)(d) .................................... $ 8,200,000 8,169,817
U.S. Treasury Bill, 4.82%, 1/14/2025 (c) ........................................ 6,700,000 6,612,947
Total U.S. Treasury Bills (Cost $14,776,584) ........................................ 14,782,764

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

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Principal Value
Asset Backed Securities – 14.6%
Adams Outdoor Advertising LP, Class B, Series 2023-1, 144A, 8.81%, 7/15/2053(a) ..... $ 500,000 $ 527,551
Anchorage Capital CLO 19 Ltd., Class E, Series 2021-19A, 144A, 13.01%, (CME 3-Month
SOFR + 7.71%), 10/15/2034(a)(b) .......................................... 1,000,000 952,151
Ares LIV CLO Ltd., Class E, Series 2019-54A, 144A, 12.90%, (CME 3-Month SOFR +
7.60%), 10/15/2032(a)(b) ................................................. 1,000,000 1,002,669
CIFC Funding 2020-IV Ltd., Class D, Series 2021-4A, 144A, 8.96%, (CME 3-Month SOFR
+ 3.66%), 1/15/2034(a)(b) ................................................. 500,000 501,732
Frontier Issuer LLC, Class B, Series 2023-1, 144A, 8.30%, 8/20/2053(a) .............. 300,000 314,036
Frontier Issuer LLC, Class C, Series 2023-1, 144A, 11.50%, 8/20/2053(a) ............. 300,000 324,421
Goodgreen 2024-1 Ltd., Class C, Series 2024-1A, 144A, 8.50%, 7/15/2056(a) ......... 462,000 455,648
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 144A, 6.56%, 9/25/2026(a) ..... 1,000,000 986,663
HTAP Issuer Trust 2024-2, Class A, Series 2024-2, 144A, 6.50%, 4/25/2042(a) ........ 1,000,000 989,765
KKR Static CLO I Ltd., Class E, Series 2022-1A, 144A, 11.50%, (CME 3-Month SOFR +
6.22%), 7/20/2031(a)(b) .................................................. 1,000,000 1,001,061
Navient Private Education Refi Loan Trust 2021-B, Residual Class, Class R, Series 2021-
BA, 144A, 7/15/2069(a) ................................................... 2,222 827,695
New Economy Assets Phase 1 Sponsor LLC, Class B1, Series 2021-1, 144A, 2.41%,
10/20/2061(a) .......................................................... 1,750,000 1,577,493
Octane Receivables Trust 2022-1, Residual Class, Class R1, Series 2022-1A, 144A,
12/20/2029(a) .......................................................... 12,121 1,544,346
Total Asset Backed Securities (Cost $11,499,509) .................................... 11,005,231
Foreign Bonds – 12.9%
Communications – 0.7%
Altice France Holding SA, 10.50%, 5/15/2027, 144A(a) ............................ 1,500,000 520,292
Consumer, Cyclical – 2.5%
Azul Investments LLP, 5.88%, 10/26/2024 ...................................... 1,800,000 1,286,100
Azul Investments LLP, 7.25%, 6/15/2026 ....................................... 650,000 359,202
Azul Secured Finance LLP, 11.93%, 8/28/2028, 144A(a) ........................... 250,000 242,655
1,887,957
Energy – 1.8%
MC Brazil Downstream Trading SARL, 7.25%, 6/30/2031, 144A(a) .................. 397,713 340,579
SierraCol Energy Andina LLC, 6.00%, 6/15/2028, 144A(a) ......................... 500,000 460,073
Transcanada Trust, 5.63%, (3-Month US LIBOR + 3.53%), 5/20/2075(b) .............. 578,000 573,766
1,374,418
Financial – 4.5%
Bank of Nova Scotia (The), 8.21%, (CME 3-Month SOFR + 2.91%), 4/12/2173(b) ...... 600,000 591,978
Danske Bank A/S, 6.47%, (US 1 Year CMT T-Note + 2.10%), 1/9/2026, 144A(a)(b) ..... 1,000,000 1,003,383
Danske Bank A/S, 7.00%, (US 7 Year CMT T-Note + 4.13%), 12/26/2172(b) ........... 350,000 351,762
Deutsche Bank AG, 7.50%, (USISDA05 + 5.00%), 4/30/2173(b) .................... 400,000 400,698
Santander UK Group Holdings PLC, 6.83%, (SOFR + 2.75%), 11/21/2026(b) .......... 1,000,000 1,021,206
3,369,027
Government – 3.4%
Bahamas Government International Bond, 9.00%, 6/16/2029, 144A(a) ............... 500,000 518,537
Egypt Government International Bond, 7.90%, 2/21/2048 .......................... 750,000 580,703
Mexican Bonos, 10.00%, 12/5/2024, Series M ................................... MXN 18,800,000 952,733
Panama Government International Bond, 6.85%, 3/28/2054 ........................ 500,000 507,377
2,559,350
Total Foreign Bonds (Cost $10,427,435) ........................................... 9,711,044

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

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Shares Value
Common Stocks – 9.1%
Consumer, Cyclical – 0.3%
Qurate Retail, Inc., Class A, Series A* ......................................... 350,000 $ 213,535
Financial – 8.8%
AGNC Investment Corp. .................................................... 132,000 1,380,720
Annaly Capital Management, Inc. ............................................. 123,200 2,472,624
ARMOUR Residential REIT, Inc., Class REIT ................................... 25,000 510,000
Chimera Investment Corp. .................................................. 10,000 158,300
PennyMac Mortgage Investment Trust ......................................... 10,000 142,600
Rithm Capital Corp. ........................................................ 134,800 1,529,980
Two Harbors Investment Corp. ............................................... 10,000 138,800
WeWorK, Inc., Class A* .................................................... 20,956 324,818
6,657,842
Total Common Stocks (Cost $6,414,304) ........................................... 6,871,377
Preferred Stocks – 8.8%
Consumer, Cyclical – 2.4%
Qurate Retail, Inc. ......................................................... 40,447 1,759,444
Financial – 6.0%
B Riley Financial, Inc.* ..................................................... 29,272 249,105
Chimera Investment Corp., (CME 3-Month SOFR + 6.05%), Series B*(b) ............. 24,800 615,288
Chimera Investment Corp., (3-Month US LIBOR + 4.74%), Series C*(b) .............. 20,000 453,000
Franklin BSP Realty Trust, Inc., Series E* ...................................... 11,300 254,815
MFA Financial, Inc. ........................................................ 20,000 510,200
Rithm Capital Corp., (3-Month US LIBOR + 4.97%), Series C(b) .................... 47,696 1,143,750
Rithm Capital Corp., (US 5 Year CMT T-Note + 6.22%), Series D(b) ................. 45,564 1,103,560
Two Harbors Investment Corp., (3-Month US LIBOR + 5.66%), Series A*(b) ........... 6,561 163,106
4,492,824
Government – 0.4%
Federal Home Loan Mortgage Corporation, Series W* ............................ 37,500 113,344
Federal National Mortgage Association, Series S* ................................ 50,000 214,000
327,344
Total Preferred Stocks (Cost $6,012,916) ........................................... 6,579,612
Mortgage Backed Securities – 2.1%
Collateralized Mortgage Obligations – 2.1%
NYMT Loan Trust Series 2024-BPL3, 6.90%, 9/25/2039 ........................... 400,000 399,991
Radnor RE 2024-1 Ltd., 9.85%, 9/25/2034 ...................................... 1,150,000 1,167,220
(Cost $1,560,292) ............................................................. 1,567,212
Closed-End Funds – 0.3%
Equity Funds – 0.3%
Central and Eastern Europe Fund, Inc.
(Cost $218,471) ......................................................... 24,235 259,799
Principal
Term Loans – 0.2%
Communications – 0.2%
Diamond Sports Group LLC, 9.84%, 12/2/2024
(Cost $141,201) ......................................................... $ 141,201 172,265

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

.
Number of
Contracts Notional Amount Value
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
Cava Group, Inc., December Strike Price $110, Expires 12/20/24 ......... 50 $ 550,000 $ 35,000
Macerich Co. (The), December Strike Price $15, Expires 12/20/24 ......... 550 825,000 15,125
50,125
Total Purchased Options (Cost $72,272) ............................................. 50,125
Total Investments – 98.8%
(Cost $72,758,820) ............................................................ $ 74,264,992
Other Assets in Excess of Liabilities – 1.2% ........................................... 904,030
Net Assets – 100.0% ............................................................ $ 75,169,022
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $31,303,287, which represents 41.5% of net assets as of September 30, 2024.
(b) Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Security with an aggregate market value of $1,494,480 have been pledged as collateral for options as of September 30, 2024.
Currency Abbreviations:
MXN : Mexican Pesos
Portfolio Abbreviations:
CMT : Treasury Constant Maturity Rate
LIBOR : London Interbank Offered Rate
SOFR : Secured Overnight Financing Rate
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
WTI Crude Future ................................ 10 $ 681,700 10/22/24 $ (16,900)
U.S. 5 Year Note (CBT) ............................ 675 74,170,899 12/31/24 (76,172)
Total unrealized appreciation/(depreciation) $ (93,072)
Short position contracts:
U.S. Ultra Bond (CBT) ............................. (137) (18,233,844) 12/19/24 21,969
Total net unrealized depreciation $ (71,103)

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)

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††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
At September 30, 2024, centrally cleared credit default swap contracts outstanding were as follows:
Reference
Entity
Maturity
Date
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate
(1)
Counterparty
Notional
Amount
(2)
Fair Value
Premium
(Paid)/
Received
Unrealized
Appreciation/
(Depreciation)
CDX.NA.HY.42 06/20/2029 Buy
(3)
5.00% MSCS 33,000,000 $ (2,414,775) $ (2,414,775) $ (45,834)
Republic of Italy 12/20/2029 Buy
(3)
1.00% MSCS 22,500,000 (416,264) (394,960) (27,554)
$ (2,831,039) $ (2,809,735) $ (73,388)
(1) Payments received quarterly.
(2) The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
Summary of Investment Type††
Investment Categories % of Net Assets
Corporate Bonds .............................................................................. 31.0%
U.S. Treasury Bills ............................................................................. 19.7%
Asset Backed Securities ........................................................................ 14.6%
Foreign Bonds ................................................................................ 12.9%
Common Stocks .............................................................................. 9.1%
Preferred Stocks .............................................................................. 8.8%
Mortgage Backed Securities ..................................................................... 2.1%
Closed-End Funds ............................................................................ 0.3%
Term Loans .................................................................................. 0.2%
Purchased Options ............................................................................ 0.1%
Total Investments ............................................................................. 98.8%
Other Assets in Excess of Liabilities ............................................................... 1.2%
Net Assets .................................................................................. 100.0%